Related Party Transactions and Balances (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 10, 2022	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Interest expense			$ 41,422	$ 62,196	$ 32,593
Short term loan (Note 10)			40,248	895,637
Forum Energy Limited
Statement [Line Items]
Description of Loan from PXP Energy Corporation	the Company announced that it agreed to fund an additional cash call for pre-drilling costs received from FEL. The advance to FEL was via non-interest bearing loans. In order to be able to fund the cash call, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal is repayable on the earlier of a) August 31, 2025 or b) any equity issuance by FEC, or c) any sale of FEL shares by FEC, or d) any third party borrowing by FEC
Key Management Personnel
Statement [Line Items]
Interest expense			41,422	62,196	32,593
Working capital			260,950	155,286	356,500
Short term loan (Note 10)			40,248	895,637
Accrued interest expense			248	105,431
Loan amount		$ 1,157,761
Share issued for settlement		131,563,725
Principal amount		$ 1,011,156
Accrued interest		$ 146,605
Total compensation			48,000	$ 48,000	$ 48,000
PXP Loan balance reduced amount			$ 200